Leases - Amounts Recognized in Net Loss (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Leases [Abstract]
Interest on lease liabilities	$ 825,000	$ 725,000
Common area maintenance	2,323,000	2,766,000
Amounts recognized in net loss	3,148,000	3,491,000
Total cash outflow for leases	$ 6,801,000	$ 6,179,000